Short-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short Term Investments [Line Items]
Interest income	$ 1,996	$ 2,016	$ 1,183
Short-term Investments
Short Term Investments [Line Items]
Interest income	$ 797	$ 47	$ 0